Effects of adoption of IFRS 17 (Tables)	12 Months Ended
Dec. 31, 2023
Insurance Contracts [Abstract]
Effects of adoption of IFRS 17

Effect of contracts initially recognised in the year
	Year ended 31 Dec 2023			Year ended 31 Dec 2022[1]
	Profitable contracts issued	Onerous contracts issued	Total	Profitable contracts issued	Onerous contracts issued	Total
	£m	£m	£m	£m	£m	£m
Life direct participating and investment DPF contracts
Estimates of present value of cash outflows	1,169	15	1,184	1,377	12	1,389
– Insurance acquisition cash flows	10	—	10	—	—	—
– Claims and other insurance service expenses payable	1,159	15	1,174	1,377	12	1,389
Estimates of present value of cash inflows	(1,222)	(15)	(1,237)	(1,437)	(12)	(1,449)
Risk adjustment for non-financial risk	5	—	5	4	—	4
Contractual service margin	48	—	48	56	—	56
Losses recognised on initial recognition	—	—	—	—	—	—
Life other contracts
Estimates of present value of cash outflows	129	9	138	150	22	172
– Insurance acquisition cash flows	1	—	1	—	—	—
– Claims and other insurance service expenses payable	128	9	137	150	22	172
Estimates of present value of cash inflows	(161)	(8)	(169)	(183)	(20)	(203)
Risk adjustment for non-financial risk	7	—	7	7	1	8
Contractual service margin	25	—	25	25	—	25
Losses recognised on initial recognition	—	(1)	(1)	—	(2)	(2)
1 From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. Comparative data have been restated accordingly.

IFRS 17 transition impact on the consolidated balance sheet at 1 January 2022
	Under IFRS 4	Removal of PVIF and IFRS 4 balances	Recognition of IFRS 17 fulfilment cash flows	Recognition of IFRS 17 contractual service margin	Tax effect	Under IFRS 17	Total movements
	£m	£m	£m	£m	£m	£m	£m
Assets
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss	18,649	—	—	—	—	18,649	—
Loans and advances to banks	10,784	—	—	—	—	10,784	—
Loans and advances to customers	91,177	—	—	—	—	91,177	—
Financial investments	41,300	—	—	—	—	41,300	—
Goodwill and intangible assets	894	(811)	—	—	—	83	(811)
Deferred tax assets	599	—	—	—	199	798	199
All other assets	433,208	(114)	142	—	—	433,236	28
Total assets	596,611	(925)	142	—	199	596,027	(584)
Liabilities and equity
Liabilities
Insurance contract liabilities	22,264	(22,264)	21,311	890	—	22,201	(63)
Deferred tax liabilities	15	—	—	—	(10)	5	(10)
All other liabilities	550,617	4	68	(13)	—	550,676	59
Total liabilities	572,896	(22,260)	21,379	877	(10)	572,882	(14)
Total shareholders’ equity	23,584	21,335	(21,237)	(877)	209	23,014	(570)
Non-controlling interests	131	—	—	—	—	131	—
Total equity	23,715	21,335	(21,237)	(877)	209	23,145	(570)
Total liabilities and equity	596,611	(925)	142	—	199	596,027	(584)

IFRS 17 transition impact on the reported consolidated income statement for the year ended 31 December 2022
	Under IFRS 4	Removal of PVIF and IFRS 4 balances	Insurance finance income/expense	Contractual service margin	Onerous contracts	Experience variance and other	Attributable expenses	Tax effect	Under IFRS 17
	£m	£m	£m	£m	£m	£m	£m	£m	£m
Net interest income	1,904	—	—	—	—	—	—	—	1,904
Net fee income	1,261	—	—	—	—	—	34	—	1,295
Net income from financial instruments held for trading or managed on a fair value basis	2,875	—	—	—	—	—	—	—	2,875
Net expense from assets and liabilities of insurance businesses, including related derivatives, measured at fair value through profit or loss	(1,370)	—	—	—	—	—	—	—	(1,370)
Losses recognised on assets held for sale	(1,947)	—	—	—	—	—	—	—	(1,947)
Net insurance premium income	1,787	(1,787)	—	—	—	—	—	—	—
Insurance finance income	—	—	1,106	—	—	—	—	—	1,106
Insurance service result	—	—	—	126	(7)	2	—	—	121
– insurance revenue	—	—	—	126	—	235	—	—	361
– insurance service expense	—	—	—	—	(7)	(233)	—	—	(240)
Other operating income[1]	542	(219)	10	—	—	(13)	—	—	320
Total operating income	5,052	(2,006)	1,116	126	(7)	(11)	34	—	4,304
Net insurance claims and benefits paid and movement in liabilities to policyholders	(406)	406	—	—	—	—	—	—	—
Net operating income before change in expected credit losses and other credit impairment charges	4,646	(1,600)	1,116	126	(7)	(11)	34	—	4,304
Change in expected credit losses and other credit impairment charges	(222)	—	—	—	—	—	—	—	(222)
Net operating income	4,424	(1,600)	1,116	126	(7)	(11)	34	—	4,082
Total operating expenses	(5,353)	—	—	—	—	—	102	—	(5,251)
Operating loss	(929)	(1,600)	1,116	126	(7)	(11)	136	—	(1,169)
Share of loss in associates and joint ventures	(30)	—	—	—	—	—	—	—	(30)
Loss before tax	(959)	(1,600)	1,116	126	(7)	(11)	136	—	(1,199)
Tax charge	561	—	—	—	—	—	—	85	646
Loss for the period	(398)	(1,600)	1,116	126	(7)	(11)	136	85	(553)

1 ‘Other operating income’ as shown in the table above is presented inclusive of ‘Changes in fair value of long-term debt and related derivatives’, ‘Changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss’, and ‘Net (losses)/gains from financial investments’.

IFRS 17 transition impact on the consolidated statement of comprehensive income
	Year ended 31 Dec 2022
	Under IFRS 17	Under IFRS 4
	£m	£m
Opening equity for the year	23,145	23,715
of which
– Retained earnings	24,157	24,735
– Financial assets at FVOCI reserve	1,603	1,081
– Insurance finance reserve	(514)	—
Profit for the period	(553)	(398)
Debt instruments at fair value through other comprehensive income	(1,886)	(454)
Equity instruments designated at fair value through other comprehensive income	—	—
Insurance finance income/ (expense) recognised in other comprehensive income	1,408	—
Other comprehensive expense for the period, net of tax	96	125
Total comprehensive (expense)/income for the year	(935)	(727)
Other movements	1,023	1,028
Closing equity for the year	23,233	24,016
Consolidated balance sheet at transition date and at 31 December 2022.

Consolidated balance sheet
	Under IFRS 17		Under IFRS 4
	31 Dec	1 Jan	31 Dec	31 Dec
	2022	2022	2022	2021
	£m	£m	£m	£m
Assets
Cash and balances at central banks	131,433	108,482	131,433	108,482
Items in the course of collection from other banks	2,285	346	2,285	346
Trading assets	79,878	83,706	79,878	83,706
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss	15,881	18,649	15,881	18,649
Derivatives	225,238	141,221	225,238	141,221
Loans and advances to banks	17,109	10,784	17,109	10,784
Loans and advances to customers	72,614	91,177	72,614	91,177
Reverse repurchase agreements – non-trading	53,949	54,448	53,949	54,448
Financial investments	32,604	41,300	32,604	41,300
Assets held for sale	21,214	9	21,214	9
Prepayments, accrued income and other assets	61,444	43,146	61,379	43,118
Current tax assets	595	1,135	595	1,135
Interests in associates and joint ventures	728	743	728	743
Goodwill and intangible assets	91	83	1,167	894
Deferred tax assets	1,583	798	1,279	599
Total assets	716,646	596,027	717,353	596,611

Liabilities and equity
Liabilities
Deposits by banks	20,836	32,188	20,836	32,188
Customer accounts	215,948	205,241	215,948	205,241
Repurchase agreements – non-trading	32,901	27,259	32,901	27,259
Items in the course of transmission to other banks	2,226	489	2,226	489
Trading liabilities	41,265	46,433	41,265	46,433
Financial liabilities designated at fair value	27,282	33,608	27,287	33,608
Derivatives	218,867	139,368	218,867	139,368
Debt securities in issue	7,268	9,428	7,268	9,428
Liabilities of disposal groups held for sale	24,711	—	24,711	—
Accruals, deferred income and other liabilities	67,020	43,515	66,945	43,456
Current tax liabilities	130	97	130	97
Insurance contract liabilities	20,004	22,201	19,987	22,264
Provisions	424	562	424	562
Deferred tax liabilities	3	5	14	15
Subordinated liabilities	14,528	12,488	14,528	12,488
Total liabilities	693,413	572,882	693,337	572,896
Equity
Called up share capital	797	797	797	797
Share premium account	420	—	420	—
Other equity instruments	3,930	3,722	3,930	3,722
Other reserves	(6,413)	(5,662)	(6,368)	(5,670)
Retained earnings	24,368	24,157	25,096	24,735
Total shareholders‘ equity	23,102	23,014	23,875	23,584
Non-controlling interests	131	131	141	131
Total equity	23,233	23,145	24,016	23,715
Total liabilities and equity	716,646	596,027	717,353	596,611